OTHER LONG-TERM ASSETS - Changes in Other Long-Term Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Other Long-Term Assets [Abstract]
Balance, beginning of year	$ 253,540	$ 141,781
Acquisition of investments	26,803	34,026
Disposition of investments	(174,334)	0
Gains (losses) recorded in OCI	(11,735)	68,891
Foreign currency translation recorded in OCI	4,774	8,842
Investments in equity securities, end of year	$ 99,048	$ 253,540